Nature of the Business and Significant Accounting Policies (Details Narrative) - USD ($)			3 Months Ended			6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 28, 2016	Sep. 26, 2014	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Apr. 15, 2016
Financing Receivable, Impaired [Line Items]
Forward split stock description	1-for-5 forward split
Excess stock shares authorized			250,000,000			250,000,000	250,000,000			250,000,000
Common stock, shares authorized			1,250,000,000			1,250,000,000	1,250,000,000			1,250,000,000		1,250,000,000
Common stock, shares issued			29,156,890			29,156,890	21,192,807			21,192,807		20,367,500		4,118,500
Common stock, shares outstanding			29,156,890			29,156,890	21,192,807			21,192,807		20,367,500		4,118,500
Revenue, net			$ 902,185		$ 674,675	$ 1,394,192		$ 1,147,931		$ 2,342,347		$ 1,833,800
Antidilutive securities excluded from computation of earnings per share, amount										2,354,756		2,263,060
Gross debt issuance costs							$ 602,112			$ 602,112		$ 527,112
Amortization of debt issuance costs						$ 127,753		91,905		203,975		146,038
Adverting expense										38,492		$ 77,175
Environmental Turf Services, LLC [Member]
Financing Receivable, Impaired [Line Items]
Allowance for doubtful accounts				$ 33,742	$ 33,742		$ 33,742	$ 33,742	$ 33,742	$ 33,742	$ 33,742
Top Three Customers [Member] | Sales Revenue, Net [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk										51.90%
Top Three Customers [Member] | Sales Revenue, Net [Member] | Crunch Franchising, LLC [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk										33.70%
Top Three Customers [Member] | Sales Revenue, Net [Member] | CA Management Co Ltd [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk										9.60%
Top Three Customers [Member] | Sales Revenue, Net [Member] | Eye Fitness [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk										8.70%
Two Customers [Member] | Accounts Receivable [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk										90.00%		88.00%
Two Customers [Member] | Accounts Receivable [Member] | Crunch Franchising, LLC [Member]
Financing Receivable, Impaired [Line Items]
Revenue, net										$ 127,512		$ 72,889
Percentage of concentration of credit risk										71.00%		43.00%
Two Customers [Member] | Accounts Receivable [Member] | 24 Hour Fitness USA, Inc [Member]
Financing Receivable, Impaired [Line Items]
Revenue, net										$ 33,060
Percentage of concentration of credit risk										19.00%
Two Customers [Member] | Accounts Receivable [Member] | Partner Business [Member]
Financing Receivable, Impaired [Line Items]
Revenue, net												$ 75,000
Percentage of concentration of credit risk												45.00%
Two Customers [Member] | Accounts Receivable [Member] | Environmental Turf Services, LLC [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk							90.00%		90.00%				100.00%
Three Vendors [Member] | Accounts Payable [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk										44.00%		68.00%
Three Vendors [Member] | Accounts Payable [Member] | American Express [Member]
Financing Receivable, Impaired [Line Items]
Revenue, net										$ 116,310
Percentage of concentration of credit risk										16.00%
Three Vendors [Member] | Accounts Payable [Member] | Ever Blooming Industrial Limited [Member]
Financing Receivable, Impaired [Line Items]
Revenue, net										$ 111,094
Percentage of concentration of credit risk										15.00%
Three Vendors [Member] | Accounts Payable [Member] | Wells Fargo Bank [Member]
Financing Receivable, Impaired [Line Items]
Revenue, net										$ 95,462		$ 46,683
Percentage of concentration of credit risk										13.00%		10.00%
Three Vendors [Member] | Accounts Payable [Member] | Indeglia & Carney [Member]
Financing Receivable, Impaired [Line Items]
Revenue, net												$ 51,465
Percentage of concentration of credit risk												12.00%
Three Vendors [Member] | Accounts Payable [Member] | Lynam Industries [Member]
Financing Receivable, Impaired [Line Items]
Revenue, net												$ 203,394
Percentage of concentration of credit risk												46.00%
Two Vendors [Member]
Financing Receivable, Impaired [Line Items]
Number of common stock shares issued for consideration of future inventory purchases												300,000
Number of common stock value issued for consideration of future inventory purchases												$ 300,000
Vendor [Member]
Financing Receivable, Impaired [Line Items]
Prepaid expenses												$ 300,000
One Vendor [Member]
Financing Receivable, Impaired [Line Items]
Credit with remaining the other at year end										$ 105,000
Five Customers [Member] | Sales Revenue, Net [Member] | Environmental Turf Services, LLC [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk											86.00%
Three Customers [Member] | Sales Revenue, Net [Member] | Environmental Turf Services, LLC [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk				90.00%			86.00%						55.00%
One Customers [Member] | Accounts Receivable [Member] | Environmental Turf Services, LLC [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk											86.00%
Forward Stock Split [Member]
Financing Receivable, Impaired [Line Items]
Common stock, shares issued														20,592,500
Common stock, shares outstanding														20,592,500
April 15, 2016 [Member]
Financing Receivable, Impaired [Line Items]
Common stock, shares issued							4,118,500			4,118,500
Common stock, shares outstanding							4,118,500			4,118,500
April 15, 2016 [Member] | Forward Stock Split [Member]
Financing Receivable, Impaired [Line Items]
Common stock, shares issued							20,592,500			20,592,500
Common stock, shares outstanding							20,592,500			20,592,500
TD Legacy [Member]
Financing Receivable, Impaired [Line Items]
Stock issued during period, shares		20,000,000